Schedule of Investments February 29, 2020 (unaudited)

Tortoise MLP & Energy Infrastructure Fund

	Principal Amount/Share	Fair Value
Common Stock - 44.2% (1)
Britain Power - 1.0% (1)
Atlantica Yield plc	23,785	$687,624
Canadian Crude Oil Pipelines - 6.3% (1)
Enbridge Inc.	120,459	4,508,780
Canadian Natural Gas Pipelines - 4.7% (1)
TC Energy Corporation	65,045	3,405,106
United States Crude Oil Pipelines - 3.9% (1)
Plains GP Holdings L.P.	201,185	2,770,318
United States Gathering and Processing - 2.1% (1)
Targa Resources Corp.	45,606	1,477,634
United States Natural Gas Pipelines - 17.4% (1)
Cheniere Energy, Inc. (2)(3)	59,520	3,052,781
Kinder Morgan, Inc.	129,965	2,491,429
ONEOK, Inc.	56,561	3,773,750
The Williams Companies, Inc.	168,596	3,211,754
		12,529,714
United States Power - 5.0% (1)
Clearway Energy, Inc.	34,075	716,938
NextEra Energy Partners LP (2)	50,283	2,899,821
		3,616,759
United States Refining - 3.8% (1)
Marathon Petroleum Corporation (2)	29,340	1,391,303
Valero Energy Corporation (2)	19,850	1,315,062
		2,706,365
Total Common Stock
(Cost $38,911,859)		31,702,300

Corporate Bonds - 29.5%(1)
Canadian Natural Gas Pipelines - 2.7%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (4)	$2,075,000	1,956,549
Marshall Island Marine Transportation - 2.7%(1)
Teekay Corporation
9.250%, 11/15/2022 (4)	575,000	602,492
Teekay Offshore Partners LP / Teekay Offshore Finance Corp.
8.500%, 07/15/2023 (4)	1,350,000	1,325,410
		1,927,902
United States Gathering and Processing - 11.1%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (4)	400,000	273,010
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.125%, 11/15/2022 (4)	1,600,000	1,465,632
EnLink Midstream, LLC
5.375%, 06/01/2029	1,350,000	1,168,023
EnLink Midstream Partners, LP
4.850%, 07/15/2026	1,550,000	1,330,787
Hess Midstream Operations LP
5.625%, 02/15/2026 (4)	950,000	949,851
5.125%, 06/15/2028 (4)	625,000	610,156
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.750%, 03/15/2024	388,000	396,249
6.500%, 07/15/2027	1,287,000	1,346,524
The Williams Companies, Inc.
3.750%, 06/15/2027	375,000	393,840
		7,934,072
United States Natural Gas Pipelines - 6.6%(1)
NGPL Pipeco LLC
4.875%, 08/15/2027 (4)	300,000	326,615
7.768%, 12/15/2037 (4)	1,675,000	2,205,006
ONEOK, Inc.
4.550%, 07/15/2028	700,000	784,595
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (4)	450,000	430,875
5.500%, 01/15/2028 (4)	1,125,000	1,004,088
		4,751,179
United States Oil & Gas Production - 1.1%(1)
Antero Resources Corp.
5.375%, 11/01/2021	925,000	775,316
United States Oilfield Services - 2.2%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.000%, 10/01/2022	100,000	100,178
6.875%, 04/01/2027 (4)	1,425,000	1,450,639
		1,550,817
United States Refined Product Pipelines - 0.0%(1)
Buckeye Partners LP
4.500%, 03/01/2028 (4)	25,000	24,328
United States Refining - 3.1%(1)
PBF Holding Co. LLC / PBF Finance Corp.
7.250%, 06/15/2025	2,150,000	2,213,608
Total Corporate Bonds
(Cost $21,528,498)		21,133,771

Master Limited Partnerships - 23.2% (1)
United States Crude Oil Pipelines - 0.2% (1)
PBF Logistics LP	9,454	179,342
United States Natural Gas Gathering/Processing - 1.6% (1)
Noble Midstream Partners LP	74,470	1,143,115
United States Natural Gas Pipelines - 9.4% (1)
DCP Midstream, LP	61,738	962,496
Energy Transfer LP	264,183	2,927,148
Enterprise Products Partners, L.P.	121,840	2,843,745
		6,733,389
United States Refined Product Pipelines - 12.0% (1)
Magellan Midstream Partners, L.P.	51,280	2,797,324
MPLX LP	136,791	2,775,489
Phillips 66 Partners LP	55,100	2,995,787
		8,568,600
Total Master Limited Partnerships
(Cost $14,565,812)		16,624,446

Short-Term Investment - 2.1% (1)
United States Investment Company - 2.1% (1)
First American Government Obligations Fund, Class X, 1.49% (5)
(Cost $1,515,124)	1,515,124	1,515,124

Total Investments - 99.0% (1)
(Cost $76,521,293)		70,975,641
Other Assets in Excess of Liabilities, Net - 1.0%(1)		689,996
Total Net Assets - 100.0%(1)		$71,665,637

(1)	Calculated as a percentage of net assets.
(2)	Security segregated as cover for open written option contracts.
(3)	Non-income producing security.
(4)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of February 29, 2020, the value of this investment was $12,624,651 or 17.6% of total net assets.

(5)	Rate indicated is the current yield as of February 29, 2020.

SCHEDULE OF WRITTEN OPTIONS
February 29, 2020

Description	Call/Put	Contracts Written	Expiration Date	Notional Amount	Exercise Price	Fair Value
Cheniere Energy, Inc.	Call	519	June 2020	($2,661,951)	$ 62.50	($48,267)
Marathon Petroleum Corporation	Call	292	July 2020	(1,384,664)	$ 67.50	(24,528)
NextEra Energy Partners LP	Call	319	July 2020	(1,839,673)	$ 65.00	(23,128)
Valero Energy Corporation	Call	197	May 2020	(1,305,125)	$ 95.00	(2,364)
						($98,287)

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$31,702,300	$-	$-	$31,702,300
Corporate Bonds	-	21,133,771	-	21,133,771
Master Limited Partnerships	16,624,446	-	-	16,624,446
Short-Term Investment	1,515,124	-	-	1,515,124
Total Investments	$49,841,870	$21,133,771	$-	$70,975,641

As of February 29, 2020, the Fund's Investments in other financial instruments* were classified as follows:

Written Call Options	$(98,287)	$-	$-	$(98,287)
Total Other Financial Instruments	$(98,287)	$-	$-	$(98,287)

*Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as futures and written options.

Refer to the Fund's Schedule of Investments for additional industry information.

Derivatives Transactions
The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Fund use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of February 29, 2020:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Written Options	Written option contracts, at fair value	$-	Written option contracts, at fair value	$(98,287)